Revenue from Contracts with Customers (Tables) - Gravitics Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Disaggregation of Revenue

The following table presents the Company’s revenue from contracts with customers disaggregated by customer type for the three months ended March 31, 2026 and 2025 (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
U.S. Government	$-	$375
Commercial	-	284
	$-	$659

The following table presents the Company’s revenue from contracts with customers disaggregated by customer type for the years ended December 31, 2025 and 2024 (amounts in thousands):

	Year Ended December 31,
	2025	2024
U.S. Government	$761	$1,014
Commercial	283	1,596
	$1,044	$2,610

Schedule of Unbilled Revenue

The activity within the Company’s unbilled revenue for the three months ended March 31, 2026 and 2025 was as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Balance, beginning of period	$30	$226
Increase in unbilled revenue	-	558
Revenue billed	-	-
Balance, end of period	$30	$784

The activity within the Company’s unbilled revenue for the years ended December 31, 2025 and December 31, 2024 was as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of year	$226	$-
Increase in unbilled revenue	558	226
Revenue billed	(754)	-
Balance, end of year	$30	$226

Schedule of Deferred Revenue

The activity within the Company’s deferred revenue for the three months ended March 31, 2026 and 2025 was as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Balance, beginning of period	$161	$-
Deferral of revenue	1,141	-
Recognition of unearned revenue	-	-
Balance, end of period	$1,302	$-

The activity within the Company’s deferred revenue for the years ended December 31, 2025 and December 31, 2024 was as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of year	$-	$-
Deferral of revenue	161	-
Recognition of unearned revenue	-	-
Balance, end of year	$161	$-